Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment no. 1
Document Period End Date	May 08, 2025
Entity File Number	000-01567503
Entity Registrant Name	Turnkey Capital Inc
Entity Central Index Key	0001567503
Entity Tax Identification Number	33-1225521
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	29970 Technology Dr., Suite 219
Entity Address, City or Town	Murrieta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92563
City Area Code	(888)
Local Phone Number	272-5505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false